INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of fair value of warrants [Table Text Block]
Schedule of investments activity [Table Text Block]
Financial asset hierarchy level	Investee common shares	Warrants CAD 0.30 exercise price	Warrants CAD 1.00 exercise price	Total
Thousands of United States dollars	Level 3	Level 3	Level 3
Balance at December 31, 2021	$1,987	$625	$58	$2,670
Impairment	(1,257)	-	-	(1,257)
Loss on changes in fair value	-	(591)	(58)	(649)
Balance at December 31, 2022	730	34	-	764
Impairment	(730)	-	-	(730)
Loss on changes in fair value	-	(34)	-	(34)
Balance at December 31, 2023	$-	$-	$-	$-